Description of Business and Segmented Disclosures - Additional Information (Detail) $ in Millions		12 Months Ended
	May 17, 2017	Dec. 31, 2019 CAD ($) a Refinery Customer	Dec. 31, 2018 CAD ($) Customer	Dec. 31, 2017 CAD ($) Customer
Disclosure Of Operating Segments [Line Items]
Number of major customers | Customer		2	3	2
Gross Sales		$ 21,353	$ 21,389	$ 17,314
Customer One [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales		6,922	7,840	5,655
Customer Two [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales		$ 2,316	2,285	1,964
Customer Three [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales			$ 2,263	$ 0
Bottom of Range [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of entity's revenue from gross sales		10.00%	10.00%	10.00%
Canada [Member]
Disclosure Of Operating Segments [Line Items]
Sales of crude oil, natural gas and NGLs		$ 4,002	$ 2,500	$ 1,713
FCCL [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of ownership interest acquired	50.00%
Oil Sands [Member]
Disclosure Of Operating Segments [Line Items]
Gross Sales		$ 10,838	10,026	7,362
Oil Sands [Member] | FCCL [Member]
Disclosure Of Operating Segments [Line Items]
Percentage of ownership interest acquired	50.00%
Percentage of ownership interest in subsidiary	100.00%
Deep Basin [Member]
Disclosure Of Operating Segments [Line Items]
Acres of land | a		2,800,000
Gross Sales		$ 691	904	555
Refining and Marketing [Member]
Disclosure Of Operating Segments [Line Items]
Number of refineries | Refinery		2
Gross Sales		$ 10,513	$ 11,183	$ 9,852